Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 18.06%
FHLB	5.63%	3-14-2036	$500,000	$537,672
FNMA%%	2.00	6-15-2054	315,000	244,699
FNMA%%	4.00	6-15-2039	265,000	256,489
FNMA%%	5.00	6-15-2054	4,150,000	4,016,603
FNMA%%	5.50	6-15-2054	49,175,000	48,678,897
FNMA%%	6.00	6-15-2054	24,835,000	25,077,426
FNMA%%	6.50	6-15-2054	10,305,000	10,580,822
GNMA%%	2.00	6-15-2054	455,000	365,398
GNMA%%	2.50	6-15-2054	1,030,000	862,733
GNMA%%	3.00	6-15-2054	2,545,000	2,216,831
GNMA%%	3.50	6-15-2054	1,575,000	1,401,047
GNMA%%	4.00	6-15-2054	250,000	228,898
GNMA%%	5.00	6-15-2054	19,200,000	18,623,905
GNMA%%	5.50	6-15-2054	13,620,000	13,521,574
GNMA%%	6.00	6-15-2054	15,585,000	15,733,576
GNMA%%	6.50	6-15-2054	6,450,000	6,585,741
TVA	5.25	2-1-2055	2,695,000	2,554,649
Total agency securities (Cost $151,672,560)				151,486,960
Asset-backed securities: 21.68%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	2,170,576	2,217,761
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	3,080,350	3,061,721
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	354,173	356,134
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	5.64	8-18-2042	1,000,000	994,282
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	1,996,298
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,516,953
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	3,600,000	3,597,356
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	268,845
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	600,104
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	3,565,000	3,569,266
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	41,714	42,086
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	101,559
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,717,999
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,500,000	5,543,030
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	178,756	173,362
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	1,230,000	1,241,331
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	1,315,000	1,329,289
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,500,000	1,460,307
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	3,600,000	3,455,545
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,000,000	1,017,380
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	1,000,000	1,003,030
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	2,320,000	2,422,448
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Cologix Data Centers U.S. Issuer LLC Series 2021-1A Class B144A	3.79%	12-26-2051	$1,350,000	$1,287,109
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	1,866,667	1,887,549
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56	11-20-2048	1,025,000	1,028,626
DataBank Issuer LLC Series 2021-1A Class B144A	2.65	2-27-2051	250,000	242,743
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,515,135
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	294,325	254,018
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	1,000,000	990,555
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	979,256	907,168
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,052,910	1,047,811
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	116,852	117,646
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	356,570	365,090
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,578,581	1,609,763
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	3,766,996	3,779,597
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	5,069,768	5,116,292
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	854,881
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	4,029,750	4,149,340
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	5,815,000	5,562,251
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	1,335,000	1,339,229
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	2,105,000	2,180,047
Frontier Issuer LLC Series 2023-1 Class A2144A	6.60	8-20-2053	2,500,000	2,535,603
Frontier Issuer LLC Series 2024-1 Class A2144A	6.19	6-20-2054	1,000,000	1,025,823
Golub Capital Partners ABS Funding Series 2024-1A Class A2144A	6.89	1-25-2034	270,000	272,054
Gracie Point International Funding LLC Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.02	9-1-2026	275,000	274,997
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,600,000	3,726,289
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	4,150,044	4,077,479
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	400,882	348,001
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,050,000	1,005,710
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,618,000	2,330,211
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	160,188	157,291
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	1,881,947	1,882,017
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	4,992,834	4,918,316
Mariner Finance Issuance Trust Series 2025-AA Class A144A	4.98	5-20-2038	5,000,000	5,021,875
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	5.52	10-16-2036	199,229	198,991
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.24	10-16-2036	3,300,000	3,214,059
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.67%	2-19-2037	$418,954	$418,676
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	6.52	2-19-2037	250,000	244,312
MNR ABS Issuer I LLC‡	8.12	12-15-2038	289,230	292,845
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	555,000	554,594
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	850,725	862,245
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	72,000	66,841
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	1,137,828
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	3,600,000	3,592,803
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	4,215,000	4,216,977
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	248,333	240,882
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	15,605	15,641
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	2,311,691	2,330,317
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	325,000	328,956
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22	1-16-2029	24,168	24,025
Pagaya AI Debt Trust Series 2023-6 Class B144A	7.46	6-16-2031	91,647	91,717
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	337,293
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	2,398,038	2,432,779
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	2,296,712	2,332,246
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	477,661	480,580
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	652,435
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,062,799
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.76	7-15-2039	2,500,000	2,508,185
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	1,169,672	1,204,758
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	3,017,437	2,954,275
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	780,000	793,939
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	311,078
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	403,464	408,978
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,550	100,809
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	444,375	447,136
Sotheby’s ArtFi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	3,500,000	3,527,300
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	1,990,000	1,955,850
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,786,000	2,723,735
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	2,004,124
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54%	8-25-2051	$505,988	$432,094
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	4,000,000	4,028,126
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,382,138
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.98	2-15-2039	887,192	886,586
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.86	9-18-2042	2,400,000	2,398,499
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	706,450	686,927
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	5,395,000	5,478,539
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	3,122,333	2,728,805
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	615,000	618,413
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	3,000,000	3,034,565
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,602,563	1,466,306
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	4,700,000	4,722,452
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	1,500,000	1,514,883
Ziply Fiber Issuer LLC Series 2024-1A Class A2144A	6.64	4-20-2054	2,160,000	2,213,258
Ziply Fiber Issuer LLC Series 2024-1A Class B144A	7.81	4-20-2054	679,000	703,568
Total asset-backed securities (Cost $181,672,078)				181,861,769

	Shares
Common stocks: 0.00%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	0
Total common stocks (Cost $0)		0

			Principal
Corporate bonds and notes: 16.60%
Basic materials: 0.52%
Chemicals: 0.33%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$1,500,000	1,511,854
Celanese U.S. Holdings LLC	6.63	7-15-2032	125,000	127,926
LYB International Finance III LLC	6.15	5-15-2035	1,010,000	1,025,688
Westlake Corp.	1.63	7-17-2029	100,000	106,788
				2,772,256
Iron/steel: 0.16%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	300,000	245,132
Nucor Corp.	5.10	6-1-2035	1,100,000	1,079,675
				1,324,807
Mining: 0.03%
Glencore Funding LLC144A	3.38	9-23-2051	80,000	51,125
Kaiser Aluminum Corp.144A	4.63	3-1-2028	185,000	179,797
				230,922
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 1.48%
Advertising: 0.08%
Lamar Media Corp.	4.00%	2-15-2030	$245,000	$230,901
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	310,000	290,828
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	170,000	179,529
				701,258
Internet: 0.22%
Match Group Holdings II LLC144A	4.13	8-1-2030	520,000	479,914
MercadoLibre, Inc.	3.13	1-14-2031	1,550,000	1,379,585
				1,859,499
Media: 1.09%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	3,290,000	2,840,037
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	750,000	703,238
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	60,000	36,980
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,410,000	930,694
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	1,450,000	976,801
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	614,191
Comcast Corp.	5.30	5-15-2035	610,000	611,255
Comcast Corp.	6.05	5-15-2055	775,000	773,433
News Corp.144A	3.88	5-15-2029	650,000	616,459
Sirius XM Radio LLC144A	4.00	7-15-2028	185,000	175,553
Time Warner Cable LLC	5.50	9-1-2041	935,000	824,038
				9,102,679
Telecommunications: 0.09%
AT&T, Inc.	3.55	9-15-2055	1,080,000	713,969
Consumer, cyclical: 2.74%
Airlines: 0.76%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	1,556,005	1,510,973
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	33,333	33,276
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	505,000	495,899
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	2,080,000	2,071,944
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	1,606,500	1,610,187
United Airlines Pass-Through Trust Series 2020-1 Class B	4.88	1-15-2026	51,518	51,267
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	95,531	95,625
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	495,649	484,943
				6,354,114
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto manufacturers: 0.08%
Ford Motor Co.	3.25%	2-12-2032	$55,000	$45,386
Ford Motor Co.	6.10	8-19-2032	430,000	420,003
Toyota Motor Credit Corp.	3.85	7-24-2030	200,000	236,650
				702,039
Auto parts & equipment: 0.02%
Adient Global Holdings Ltd.144A	7.00	4-15-2028	185,000	189,076
Entertainment: 0.48%
Cinemark USA, Inc.144A	5.25	7-15-2028	510,000	503,133
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	170,000	173,316
Warnermedia Holdings, Inc.	4.28	3-15-2032	2,870,000	2,435,394
Warnermedia Holdings, Inc.	5.14	3-15-2052	1,375,000	891,355
				4,003,198
Home builders: 0.05%
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	133,789
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	290,000	282,754
				416,543
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	229,000	215,133
Leisure time: 0.37%
NCL Corp. Ltd.144A	6.75	2-1-2032	305,000	305,057
Sabre Global, Inc.144A	8.63	6-1-2027	802,000	824,676
Sabre Global, Inc.144A	10.75	11-15-2029	1,912,000	1,950,240
				3,079,973
Lodging: 0.42%
Las Vegas Sands Corp.	5.63	6-15-2028	655,000	656,482
Las Vegas Sands Corp.	6.00	6-14-2030	1,625,000	1,642,608
Las Vegas Sands Corp.	6.20	8-15-2034	1,215,000	1,204,946
				3,504,036
Retail: 0.48%
FirstCash, Inc.144A	6.88	3-1-2032	170,000	174,251
Group 1 Automotive, Inc.144A	6.38	1-15-2030	440,000	448,092
Kohl’s Corp.	5.13	5-1-2031	745,000	473,874
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	1,130,000	1,078,447
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	265,000	245,483
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	710,000	685,201
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	150,000	152,396
Sonic Automotive, Inc.144A	4.63	11-15-2029	825,000	788,069
				4,045,813
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Toys/games/hobbies: 0.06%
Hasbro, Inc.	6.05%	5-14-2034	$460,000	$466,152
Mattel, Inc.144A	5.88	12-15-2027	40,000	40,140
				506,292
Consumer, non-cyclical: 2.33%
Agriculture: 0.30%
BAT Capital Corp.	4.76	9-6-2049	25,000	20,071
BAT Capital Corp.	5.63	8-15-2035	1,675,000	1,678,258
BAT Capital Corp.	6.25	8-15-2055	850,000	837,759
				2,536,088
Biotechnology: 0.14%
Biogen, Inc.	5.75	5-15-2035	400,000	402,693
Biogen, Inc.	6.45	5-15-2055	775,000	775,260
				1,177,953
Commercial services: 0.57%
Block, Inc.	3.50	6-1-2031	222,000	200,595
CoreCivic, Inc.	8.25	4-15-2029	790,000	834,978
GEO Group, Inc.	8.63	4-15-2029	425,000	448,620
GEO Group, Inc.	10.25	4-15-2031	500,000	548,073
Global Payments, Inc.	4.88	3-17-2031	1,000,000	1,195,198
Global Payments, Inc.	5.95	8-15-2052	40,000	37,169
Service Corp. International	5.75	10-15-2032	243,000	241,478
United Rentals North America, Inc.	3.88	2-15-2031	120,000	110,723
Upbound Group, Inc.144A	6.38	2-15-2029	1,205,000	1,152,973
				4,769,807
Food: 0.58%
Mars, Inc.144A	5.20	3-1-2035	2,875,000	2,864,216
Mars, Inc.144A	5.70	5-1-2055	1,975,000	1,915,947
U.S. Foods, Inc.144A	5.75	4-15-2033	135,000	132,624
				4,912,787
Healthcare-products: 0.08%
Danaher Corp.	2.50	3-30-2030	600,000	672,132
Healthcare-services: 0.33%
DaVita, Inc.144A	6.88	9-1-2032	980,000	995,525
HCA, Inc.	5.95	9-15-2054	690,000	650,773
Highmark, Inc.144A	2.55	5-10-2031	905,000	767,467
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	170,000	164,567
Tenet Healthcare Corp.	6.75	5-15-2031	190,000	195,710
				2,774,042
Household products/wares: 0.05%
Central Garden & Pet Co.	4.13	10-15-2030	415,000	383,783
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.28%
AbbVie, Inc.	5.60%	3-15-2055	$1,150,000	$1,121,297
Viatris, Inc.	3.85	6-22-2040	1,620,000	1,151,572
Viatris, Inc.	4.00	6-22-2050	65,000	41,592
				2,314,461
Energy: 1.43%
Energy-alternate sources: 0.02%
TerraForm Power Operating LLC144A	4.75	1-15-2030	195,000	183,810
Oil & gas: 0.56%
APA Corp.144A	5.35	7-1-2049	60,000	46,003
BP Capital Markets America, Inc.	5.23	11-17-2034	4,490,000	4,470,684
Coterra Energy, Inc.	5.90	2-15-2055	45,000	40,565
Expand Energy Corp.	5.38	3-15-2030	70,000	69,620
Occidental Petroleum Corp.	6.05	10-1-2054	45,000	39,114
				4,665,986
Oil & gas services: 0.10%
Schlumberger Holdings Corp.144A	4.85	5-15-2033	905,000	874,191
Pipelines: 0.75%
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	740,000	775,660
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	115,000	114,710
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	113,017
Hess Midstream Operations LP144A	5.50	10-15-2030	155,000	153,250
Kinetik Holdings LP144A	5.88	6-15-2030	270,000	268,396
Kinetik Holdings LP144A	6.63	12-15-2028	1,000,000	1,019,853
Prairie Acquiror LP144A	9.00	8-1-2029	650,000	660,781
South Bow USA Infrastructure Holdings LLC144A	5.03	10-1-2029	835,000	827,979
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,595,000	1,528,307
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	101,377
Venture Global LNG, Inc.144A	9.50	2-1-2029	375,000	400,930
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	360,000	339,541
				6,303,801
Financial: 3.59%
Banks: 1.27%
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	745,000	756,807
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	5,000	4,178
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	1,550,000	1,476,857
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	2,000,000	2,032,667
Santander Holdings USA, Inc. (U.S. SOFR+1.94%)±	5.35	9-6-2030	120,000	120,643
U.S. Bancorp (U.S. SOFR+1.60%)±	4.84	2-1-2034	3,500,000	3,394,505
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84%	6-12-2034	$1,220,000	$1,259,724
Wells Fargo & Co. (3 Month EURIBOR+1.85%)±	1.74	5-4-2030	1,500,000	1,624,536
				10,669,917
Diversified financial services: 0.41%
Aircastle Ltd.144A	5.95	2-15-2029	40,000	41,037
Aircastle Ltd./Aircastle Ireland DAC144A	5.25	3-15-2030	1,690,000	1,682,305
Computershare U.S., Inc.	1.13	10-7-2031	700,000	687,130
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	335,000	349,962
PRA Group, Inc.144A	5.00	10-1-2029	510,000	457,498
United Wholesale Mortgage LLC144A	5.50	4-15-2029	215,000	205,820
				3,423,752
Insurance: 1.05%
200 Park Funding Trust144A	5.74	2-15-2055	720,000	694,324
AssuredPartners, Inc.144A	5.63	1-15-2029	285,000	284,806
Athene Global Funding	0.37	9-10-2026	100,000	110,190
Essent Group Ltd.	6.25	7-1-2029	40,000	41,233
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	210,000	169,620
Jackson Financial, Inc.	4.00	11-23-2051	1,500,000	990,269
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	750,000	743,294
New York Life Insurance Co.144A	5.88	5-15-2033	1,150,000	1,193,297
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	1,200,000	1,234,287
Omnis Funding Trust144A%%	6.72	5-15-2055	1,235,000	1,242,619
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	15,000	13,868
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	30,000	28,824
RGA Global Funding144A	5.05	12-6-2031	1,525,000	1,506,202
Transatlantic Holdings, Inc.	8.00	11-30-2039	443,000	536,414
				8,789,247
Investment Companies: 0.24%
Ares Capital Corp. BDC%%	5.50	9-1-2030	2,000,000	1,984,410
REITs: 0.62%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	400,000	421,120
Brandywine Operating Partnership LP	8.30	3-15-2028	1,555,000	1,630,268
Brandywine Operating Partnership LP	8.88	4-12-2029	185,000	197,002
EPR Properties	3.75	8-15-2029	45,000	42,418
Essential Properties LP	2.95	7-15-2031	62,000	54,238
Iron Mountain, Inc.144A	4.50	2-15-2031	700,000	655,900
Iron Mountain, Inc.144A	5.25	3-15-2028	190,000	187,916
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	130,000	134,817
Omega Healthcare Investors, Inc.	3.63	10-1-2029	25,000	23,522
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Realty Income Corp.	5.13%	7-6-2034	$1,000,000	$1,239,018
Starwood Property Trust, Inc.144A	6.50	7-1-2030	640,000	649,084
				5,235,303
Industrial: 1.69%
Aerospace/defense: 0.45%
Boeing Co.	5.81	5-1-2050	60,000	56,186
Boeing Co.	6.86	5-1-2054	1,635,000	1,743,742
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	1,590,000	1,755,781
TransDigm, Inc.144A	6.63	3-1-2032	220,000	224,731
				3,780,440
Building materials: 0.29%
Builders FirstSource, Inc.144A	6.38	3-1-2034	505,000	503,147
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	510,000	451,350
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	200,000	202,023
Quikrete Holdings, Inc.144A	6.38	3-1-2032	1,125,000	1,143,177
Standard Industries, Inc.144A	5.00	2-15-2027	155,000	153,944
				2,453,641
Electrical components & equipment: 0.04%
WESCO Distribution, Inc.144A	6.63	3-15-2032	345,000	353,187
Electronics: 0.05%
Sensata Technologies, Inc.144A	6.63	7-15-2032	410,000	413,668
Environmental control: 0.02%
Clean Harbors, Inc.144A	6.38	2-1-2031	130,000	132,289
Machinery-diversified: 0.02%
Chart Industries, Inc.144A	7.50	1-1-2030	175,000	182,665
Packaging & containers: 0.12%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	810,000	811,995
Ball Corp.	2.88	8-15-2030	175,000	155,103
				967,098
Transportation: 0.12%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	195,000	198,042
United Parcel Service, Inc.	5.95	5-14-2055	410,000	408,028
United Parcel Service, Inc.	6.05	5-14-2065	410,000	407,447
				1,013,517
Trucking & leasing: 0.58%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	4,165,000	4,257,688
GATX Corp.	6.05	6-5-2054	635,000	618,109
				4,875,797
See accompanying notes to portfolio of investments
10 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 0.95%
Computers: 0.16%
Booz Allen Hamilton, Inc.	5.95%	4-15-2035	$75,000	$74,215
Insight Enterprises, Inc.144A	6.63	5-15-2032	140,000	142,651
NetApp, Inc.	5.70	3-17-2035	905,000	909,553
Seagate HDD Cayman	9.63	12-1-2032	168,000	190,684
				1,317,103
Semiconductors: 0.49%
Entegris, Inc.144A	5.95	6-15-2030	245,000	245,135
Foundry JV Holdco LLC144A	6.20	1-25-2037	1,485,000	1,517,665
Micron Technology, Inc.	6.05	11-1-2035	2,280,000	2,324,947
				4,087,747
Software: 0.30%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	335,000	322,780
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,590,000	1,671,841
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	567,461
				2,562,082
Utilities: 1.87%
Electric: 1.87%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	190,000	191,503
Baltimore Gas & Electric Co.	5.45	6-1-2035	800,000	805,362
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	70,000	70,082
Duke Energy Corp.	3.10	6-15-2028	600,000	685,959
Duke Energy Corp.	3.85	6-15-2034	1,300,000	1,472,560
Duke Energy Indiana LLC	5.40	4-1-2053	400,000	369,069
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	830,000	819,979
Entergy Mississippi LLC	5.80	4-15-2055	450,000	435,104
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,630,000	1,666,481
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	75,000	74,237
Interstate Power & Light Co.	5.60	6-29-2035	1,300,000	1,307,656
PG&E Corp.	5.25	7-1-2030	220,000	213,458
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	2,680,000	2,624,296
PSEG Power LLC144A	5.75	5-15-2035	1,595,000	1,606,449
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	65,000	61,163
Southern California Edison Co.	3.65	2-1-2050	150,000	97,165
Southern California Edison Co.	5.75	4-15-2054	340,000	298,671
Southern California Edison Co.	5.90	3-1-2055	1,165,000	1,046,095
Southwestern Public Service Co.	6.00	6-1-2054	500,000	489,918
Vistra Operations Co. LLC144A	3.70	1-30-2027	920,000	902,786
Vistra Operations Co. LLC144A	7.75	10-15-2031	430,000	455,945
				15,693,938
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Gas: 0.00%
Brooklyn Union Gas Co.144A	6.39%	9-15-2033		$25,000	$26,118
Total corporate bonds and notes (Cost $138,773,827)					139,252,367
Foreign corporate bonds and notes: 6.40%
Communications: 1.30%
Internet: 0.11%
United Group BV144A	6.50	10-31-2031	EUR	800,000	935,407
Media: 0.01%
Tele Columbus AG (PIK at 10.00%)144A¥	10.00	1-1-2029	EUR	111,783	97,731
Telecommunications: 1.18%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	863,768
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	582,755
Eutelsat SA	1.50	10-13-2028	EUR	200,000	195,381
Fibercop SpA	1.63	1-18-2029	EUR	1,000,000	1,055,758
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	473,396
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	900,000	1,021,905
Tele2 AB	0.75	3-23-2031	EUR	1,000,000	1,010,503
Telecom Italia SpA	1.63	1-18-2029	EUR	300,000	323,376
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	261,868
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	1,100,000	1,324,547
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	810,000	948,475
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	840,000	897,744
Zegona Finance PLC144A	6.75	7-15-2029	EUR	800,000	965,133
					9,924,609
Consumer, cyclical: 1.04%
Auto parts & equipment: 0.07%
Forvia SE	7.25	6-15-2026	EUR	500,000	578,687
Distribution/wholesale: 0.11%
SIG PLC144A	9.75	10-31-2029	EUR	800,000	900,412
Entertainment: 0.50%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	800,000	910,722
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	800,000	965,185
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	900,000	1,068,146
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	540,000	646,805
Motion Finco Sarl	7.38	6-15-2030	EUR	300,000	326,328
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	295,949
					4,213,135
See accompanying notes to portfolio of investments
12 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Leisure time: 0.23%
TUI AG	5.88%	3-15-2029	EUR	900,000	$1,062,781
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	729,000	832,106
					1,894,887
Lodging: 0.11%
AccorInvest Group SA	5.50	11-15-2031	EUR	800,000	916,644
Toys/games/hobbies: 0.02%
Asmodee Group AB	5.75	12-15-2029	EUR	160,000	190,510
Consumer, non-cyclical: 1.19%
Agriculture: 0.18%
BAT International Finance PLC	2.25	1-16-2030	EUR	1,380,000	1,512,480
Commercial services: 0.67%
Amber Finco PLC	6.63	7-15-2029	EUR	900,000	1,069,127
Nexi SpA	2.13	4-30-2029	EUR	1,000,000	1,092,530
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,050,000	1,217,075
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	650,000	771,166
Verisure Holding AB	5.50	5-15-2030	EUR	860,000	1,015,998
Worldline SA	4.13	9-12-2028	EUR	400,000	442,821
					5,608,717
Food: 0.25%
Iceland Bondco PLC	10.88	12-15-2027	GBP	735,000	1,049,721
Market Bidco Finco PLC	5.50	11-4-2027	GBP	800,000	1,048,440
Sigma Holdco BV144A	5.75	5-15-2026	EUR	27,324	30,912
					2,129,073
Healthcare-services: 0.09%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	600,000	732,707
Energy: 0.33%
Oil & gas: 0.20%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	263,197
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	550,000	612,970
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	800,000	841,214
					1,717,381
Oil & gas services: 0.13%
OEG Finance PLC	7.25	9-27-2029	EUR	900,000	1,046,531
Financial: 1.21%
Banks: 0.79%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,000,000	1,121,342
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	1,000,000	1,169,684
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 13

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25%	2-23-2033	EUR	400,000	$485,693
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	242,600
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	500,000	604,856
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	800,000	998,279
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	600,000	677,489
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	365,470
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	959,869
					6,625,282
Diversified financial services: 0.11%
Sherwood Financing PLC	4.50	11-15-2026	EUR	800,000	903,863
Insurance: 0.18%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	300,000	321,244
AXA SA	3.63	1-10-2033	EUR	1,000,000	1,180,789
					1,502,033
Real estate: 0.13%
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	1,000,000	1,102,622
Government securities: 0.18%
Multi-national: 0.18%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	1,570,000	1,500,897
Industrial: 0.31%
Engineering & construction: 0.14%
Bouygues SA	4.63	6-7-2032	EUR	500,000	616,208
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	500,000	525,230
					1,141,438
Machinery-diversified: 0.17%
John Deere Bank SA	2.50	9-14-2026	EUR	500,000	568,905
Nova Alexandre III SAS (3 Month EURIBOR+5.25%)144A±	7.53	7-15-2029	EUR	750,000	863,566
					1,432,471
Technology: 0.19%
Computers: 0.19%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	729,000	849,533
Teleperformance SE	5.75	11-22-2031	EUR	600,000	738,088
					1,587,621
See accompanying notes to portfolio of investments
14 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 0.65%
Electric: 0.37%
Enel Finance International NVøø	0.75%	6-17-2030	EUR	1,000,000	$1,017,848
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	900,000	1,057,798
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	972,808
					3,048,454
Gas: 0.15%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	1,200,000	1,285,126
Water: 0.13%
Holding d’Infrastructures des Metiers de l’Environnement	4.88	10-24-2029	EUR	945,000	1,110,888
Total foreign corporate bonds and notes (Cost $50,428,062)					53,639,606
Foreign government bonds: 5.51%
Brazil: 1.49%
Brazil	10.00	1-1-2027	BRL	75,500,000	12,485,346
Colombia: 0.47%
Colombia TES	7.75	9-18-2030	COP	18,900,000,000	3,930,337
Indonesia: 0.53%
Indonesia	6.63	2-15-2034	IDR	6,000,000,000	364,495
Indonesia	6.88	4-15-2029	IDR	66,300,000,000	4,119,677
					4,484,172
South Africa: 0.49%
Republic of South Africa	8.00	1-31-2030	ZAR	75,775,000	4,103,835
United Kingdom: 2.53%
U.K. Gilts	3.25	1-31-2033	GBP	8,555,000	10,645,687
U.K. Gilts	4.13	7-22-2029	GBP	7,840,000	10,575,887
					21,221,574
Total foreign government bonds (Cost $45,221,959)					46,225,264

	Shares
Investment companies: 0.40%
Exchange-traded funds: 0.40%
SPDR Portfolio High Yield Bond ETF	142,800	3,355,800
Total investment companies (Cost $3,332,952)		3,355,800

Principal
Loans: 0.40%
Communications: 0.08%
Telecommunications: 0.08%
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	$660,000	652,760
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 15

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.06%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05%	4-1-2031	$60,000	$59,950
Retail: 0.05%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	500,000	462,230
Consumer, non-cyclical: 0.12%
Food: 0.08%
B&G Foods, Inc. (U.S. SOFR 1 Month+3.50%)±	7.83	10-10-2029	746,250	682,819
Healthcare-services: 0.04%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	403,977	271,113
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71	1-9-2026	70,597	53,301
				324,414
Energy: 0.01%
Pipelines: 0.01%
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.58	8-1-2029	99,003	99,312
Financial: 0.13%
Insurance: 0.13%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	12-23-2026	1,078,104	1,076,681
Total loans (Cost $3,578,154)				3,358,166
Non-agency mortgage-backed securities: 9.81%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±%%	5.90	6-15-2030	2,000,000	2,004,387
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,024,632	2,022,864
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,799,829	1,567,783
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	659,219	625,125
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	3,883,816	3,866,134
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,837,845	1,829,017
BAHA Trust Series 2024-MAR Class B144A±±	6.84	12-10-2041	2,240,000	2,281,447
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	3,835,000	3,983,397
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	795,000	824,389
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	475,000	428,444
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	1,115,000	1,145,336
BRAVO Residential Funding Trust Series 2024-NQM1 Class A1144A±±	5.94	12-1-2063	4,817,268	4,830,978
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	7.02	11-15-2028	750,000	750,000
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	231,269
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.34	10-15-2036	1,500,000	1,492,500
See accompanying notes to portfolio of investments
16 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	6.34%	10-15-2036	$4,560,000	$4,528,650
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	572,127
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.97	2-15-2041	750,000	744,375
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	912,846	882,087
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	202,185	205,091
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,064,013	1,025,085
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	1,615,000	1,639,245
Fontainebleau Miami Beach Mortgage Trust Series 2024- FBLU Class D (U.S. SOFR 1 Month+2.60%)144A±	6.93	12-15-2039	2,165,000	2,151,469
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	6.77	9-25-2029	65,831	61,984
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	7.22	1-25-2030	119,706	116,810
GS Mortgage Securities Corp. Trust Series 2021-DM Class A (U.S. SOFR 1 Month+1.00%)144A±	5.33	11-15-2036	750,000	744,375
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	317,748	326,366
Hawaii Hotel Trust Series 2025-MAUI Class B (U.S. SOFR 1 Month+1.74%)144A±	6.07	3-15-2042	3,700,000	3,681,508
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	101,051	87,415
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	430,173	363,297
JPMBB Commercial Mortgage Securities Trust Series 2013- C15 Class D144A±±	4.61	11-15-2045	131,141	111,353
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	70,106	62,440
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	4,780,000	4,769,183
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	6.12	12-15-2041	1,695,000	1,695,000
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	900,000	819,888
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	467,025	448,188
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	76,941	72,595
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,481,091
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	3,200,000	2,842,307
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	5.34	1-25-2048	67,058	65,652
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	350,470	306,835
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	1,136,872	1,129,245
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	1,360,154	1,338,887
PRPM LLC Series 2024-2 Class A1144A±±	7.03	3-25-2029	403,253	403,316
PRPM LLC Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	2,697,066	2,680,160
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	1,899,506	1,911,083
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 17

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36%	7-25-2061	$1,536,711	$1,262,462
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	6.28	10-15-2041	3,325,000	3,329,159
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	39,094	36,779
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	6.42	2-15-2042	4,000,000	3,954,965
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	5.74	10-25-2059	150,000	152,400
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	281,042
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	837,404	843,687
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	242,807	229,661
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	51,162	48,122
Verus Securitization Trust Series 2024-4 Class A1144A±±	6.22	6-25-2069	2,018,442	2,033,686
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	5,000,000	4,975,405
Total non-agency mortgage-backed securities (Cost $82,553,386)				82,297,545
U.S. Treasury securities: 22.76%
U.S. Treasury Bonds##	4.25	8-15-2054	9,380,000	8,387,772
U.S. Treasury Bonds	4.50	2-15-2044	135,000	128,028
U.S. Treasury Bonds	4.63	11-15-2044	470,000	451,420
U.S. Treasury Bonds##	4.63	5-15-2054	9,325,000	8,870,042
U.S. Treasury Bonds##	4.63	2-15-2055	12,260,000	11,692,975
U.S. Treasury Bonds	4.75	11-15-2043	2,265,000	2,220,673
U.S. Treasury Bonds	4.75	2-15-2045	30,000	29,283
U.S. Treasury Bonds	4.75	11-15-2053	580,000	562,827
U.S. Treasury Notes	3.75	4-30-2027	1,935,000	1,929,029
U.S. Treasury Notes##	3.88	4-30-2030	49,210,000	49,013,929
U.S. Treasury Notes	4.00	2-28-2030	7,720,000	7,736,586
U.S. Treasury Notes##	4.00	3-31-2030	61,840,000	61,946,287
U.S. Treasury Notes##	4.13	10-31-2029	11,875,000	11,960,815
U.S. Treasury Notes	4.13	3-31-2032	40,000	39,919
U.S. Treasury Notes%%	4.13	5-31-2032	22,270,000	22,183,008
U.S. Treasury Notes	4.25	5-15-2035	3,745,000	3,702,869
Total U.S. Treasury securities (Cost $191,858,960)				190,855,462
Yankee corporate bonds and notes: 8.61%
Basic materials: 0.35%
Chemicals: 0.18%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	800,000	696,050
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	800,000	805,200
				1,501,250
See accompanying notes to portfolio of investments
18 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Mining: 0.17%
Rio Tinto Finance USA PLC	5.75%	3-14-2055	$1,490,000	$1,448,620
Communications: 0.21%
Media: 0.07%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	290,000	267,775
VZ Secured Financing BV144A	5.00	1-15-2032	400,000	345,775
				613,550
Telecommunications: 0.14%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	525,000	460,713
Nokia Oyj	6.63	5-15-2039	10,000	10,171
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	390,000	390,565
Zegona Finance PLC144A	8.63	7-15-2029	275,000	292,875
				1,154,324
Consumer, cyclical: 1.22%
Auto parts & equipment: 0.06%
Magna International, Inc.	5.88	6-1-2035	500,000	503,831
Leisure time: 1.16%
Carnival Corp.144A	5.75	3-1-2027	1,000,000	1,002,501
Carnival Corp.144A	6.13	2-15-2033	4,315,000	4,325,656
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	4,035,000	4,049,484
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	350,000	354,725
				9,732,366
Consumer, non-cyclical: 0.39%
Agriculture: 0.21%
Japan Tobacco, Inc.144A	5.85	6-15-2035	1,670,000	1,721,874
Cosmetics/Personal Care: 0.02%
Perrigo Finance Unlimited Co.	6.13	9-30-2032	205,000	204,637
Pharmaceuticals: 0.16%
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	1,055,000	966,980
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	350,000	389,340
				1,356,320
Energy: 1.40%
Oil & gas: 1.11%
Aker BP ASA144A	5.13	10-1-2034	965,000	905,072
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	177,683	153,383
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	1,000,000	1,006,085
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	355,000	340,710
Eni SpA144A	5.95	5-15-2054	2,995,000	2,802,723
Saudi Arabian Oil Co.144A%%	5.38	6-2-2035	815,000	813,020
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 19

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Saudi Arabian Oil Co.144A%%	6.38%	6-2-2055	$2,000,000	$1,960,000
TotalEnergies Capital SA	5.43	9-10-2064	1,000,000	907,135
Var Energi ASA144A	6.50	5-22-2035	455,000	459,322
				9,347,450
Pipelines: 0.29%
Enbridge, Inc.	5.95	4-5-2054	820,000	785,897
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	15,000	15,529
Northriver Midstream Finance LP144A	6.75	7-15-2032	1,105,000	1,115,090
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)144A±	7.63	3-1-2055	500,000	504,681
				2,421,197
Financial: 3.80%
Banks: 2.47%
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	150,000	147,000
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	694,589
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	1,200,000	1,171,834
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	1,200,000	1,127,910
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	576,000	603,917
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	1,000,000	1,012,696
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	2,255,000	2,274,503
Barclays PLC (U.S. SOFR+1.59%)±	5.79	2-25-2036	1,750,000	1,753,840
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	700,000	672,772
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	209,134
BNP Paribas SA (U.S. SOFR+1.92%)144A±	5.91	11-19-2035	200,000	198,850
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,845,000	1,770,716
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	1,640,000	1,654,396
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,051,050
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	1,250,000	1,240,681
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.27%)±	5.62	4-24-2036	725,000	736,394
NatWest Group PLC (1 Year Treasury Constant Maturity+1.05%)±	5.12	5-23-2031	2,850,000	2,861,075
See accompanying notes to portfolio of investments
20 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88%	2-12-2027	$610,000	$587,567
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	975,000	972,138
				20,741,062
Diversified financial services: 0.35%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	520,000	533,367
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	815,000	765,955
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,600,000	1,627,377
Unifin Financiera SAB de CV144A	9.88	1-28-2029	250,000	12,500
				2,939,199
Insurance: 0.98%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	200,000	195,735
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	411,522
Dai-ichi Life Insurance Co. Ltd. (5 Year Treasury Constant Maturity+2.52%)144Aʊ±	6.20	1-16-2035	1,815,000	1,801,521
Intact Financial Corp.144A	5.46	9-22-2032	2,725,000	2,724,069
Meiji Yasuda Life Insurance Co. (5 Year Treasury Constant Maturity+2.91%)144A±	6.10	6-11-2055	1,055,000	1,036,126
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	2,000,000	2,015,037
				8,184,010
Government securities: 0.07%
Multi-national: 0.07%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	600,000	586,154
Industrial: 0.02%
Electronics: 0.02%
Sensata Technologies BV144A	5.88	9-1-2030	180,000	178,012
Engineering & construction: 0.00%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	10,000	10,473
Utilities: 1.15%
Electric: 1.15%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,000,000	862,837
Comision Federal de Electricidad144A	3.88	7-26-2033	2,300,000	1,910,008
Electricite de France SA144A	5.75	1-13-2035	3,465,000	3,499,968
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	3,300,000	3,316,210
				9,589,023
Total yankee corporate bonds and notes (Cost $72,726,688)				72,233,352
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 21

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 1.60%
Benin: 0.04%
Benin144A	7.96%	2-13-2038	$400,000	$366,716
Bermuda: 0.06%
Bermuda144A	3.38	8-20-2050	800,000	508,376
Colombia: 0.17%
Colombia	8.00	11-14-2035	1,400,000	1,399,734
Dominican Republic: 0.17%
Dominican Republic144A	4.88	9-23-2032	380,000	346,142
Dominican Republic144A	7.05	2-3-2031	1,000,000	1,036,750
				1,382,892
Israel: 0.17%
Israel	5.75	3-12-2054	1,650,000	1,463,088
Ivory Coast: 0.12%
Ivory Coast144A	8.25	1-30-2037	1,100,000	1,036,849
Mexico: 0.15%
Mexico	6.35	2-9-2035	1,300,000	1,294,982
Oman: 0.09%
Oman144A	6.25	1-25-2031	700,000	731,549
Panama: 0.63%
Panama	4.50	5-15-2047	660,000	431,541
Panama	4.50	1-19-2063	5,035,000	3,027,797
Panama	6.40	2-14-2035	1,900,000	1,786,570
				5,245,908
Total yankee government bonds (Cost $14,046,827)				13,430,094

	Yield	Shares
Short-term investments: 8.15%
Investment companies: 3.86%
Allspring Government Money Market Fund Select Class♠∞##	4.23	32,402,767	32,402,767
See accompanying notes to portfolio of investments
22 | Allspring Managed Account CoreBuilder® Shares - Series CP

Portfolio of investments—May 31, 2025 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 4.29%
U.S. Treasury Bills☼		1.41%	6-3-2025	$20,000,000	$19,997,652
U.S. Treasury Bills☼		3.97	7-3-2025	16,000,000	15,941,885
					35,939,537
Total short-term investments (Cost $68,342,343)					68,342,304
Total investments in securities (Cost $1,004,207,796)	119.98%				1,006,338,689
Other assets and liabilities, net	(19.98)				(167,581,427)
Total net assets	100.00%				$838,757,262

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
BRL	Brazilian real
COP	Colombian peso
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TVA	Tennessee Valley Authority
ZAR	South African rand
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder® Shares - Series CP | 23

Portfolio of investments—May 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,123,011	$402,264,903	$(382,985,147)	$0	$0	$32,402,767	32,402,767	$564,103
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	4,620,519	AUD	7,345,000	Morgan Stanley, Inc.	6-30-2025	$0	$(115,902)
AUD	7,345,000	USD	4,423,203	Morgan Stanley, Inc.	6-30-2025	313,218	0
USD	11,584,524	BRL	67,130,000	Morgan Stanley, Inc.	6-30-2025	0	(78,776)
USD	1,308,992	BRL	7,500,000	Morgan Stanley, Inc.	6-30-2025	5,927	0
USD	54,543,440	EUR	50,256,000	Citibank N.A.	6-30-2025	0	(2,618,637)
EUR	850,000	USD	920,581	Citibank N.A.	6-30-2025	46,224	0
EUR	950,000	USD	1,047,332	Citibank N.A.	6-30-2025	33,215	0
USD	1,312,480	EUR	1,150,000	Citibank N.A.	6-30-2025	4,449	0
EUR	3,400,000	USD	3,891,317	Citibank N.A.	6-30-2025	0	(24,096)
USD	729,058	EUR	650,000	Citibank N.A.	6-30-2025	0	(10,263)
USD	954,929	EUR	840,000	Citibank N.A.	6-30-2025	0	(502)
USD	20,890,581	GBP	16,174,000	Citibank N.A.	6-30-2025	0	(904,208)
USD	2,107,710	GBP	1,600,000	Citibank N.A.	6-30-2025	0	(48,322)
USD	1,483,747	GBP	1,100,000	Citibank N.A.	6-30-2025	1,475	0
JPY	554,000,000	USD	3,923,345	Citibank N.A.	6-30-2025	0	(61,544)
USD	3,506,274	ZAR	64,265,000	Morgan Stanley, Inc.	6-30-2025	0	(60,365)
USD	606,972	ZAR	11,000,000	Morgan Stanley, Inc.	6-30-2025	0	(3,517)
						$404,508	$(3,926,132)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Ultra Long Term U.S. Treasury Bond	176	9-19-2025	$20,245,817	$20,427,000	$181,183	$0
2-Year U.S. Treasury Notes	754	9-30-2025	156,261,605	156,407,875	146,270	0
5-Year U.S. Treasury Notes	971	9-30-2025	104,755,763	105,050,062	294,299	0
Short
10-Year Euro BUND Index	(1)	6-6-2025	(149,196)	(148,982)	214	0
2-Year Euro SCHATZ	(2)	6-6-2025	(243,165)	(243,770)	0	(605)
5-Year Euro-BOBL Futures	(359)	6-6-2025	(48,422,540)	(48,564,632)	0	(142,092)
Ultra 10-Year U.S. Treasury Notes	(888)	9-19-2025	(99,766,765)	(99,941,625)	0	(174,860)
					$621,966	$(317,557)
See accompanying notes to portfolio of investments
24 | Allspring Managed Account CoreBuilder® Shares - Series CP

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2025, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce
Allspring Managed Account CoreBuilder® Shares - Series CP | 25

Notes to portfolio of investments—May 31, 2025 (unaudited)
compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
26 | Allspring Managed Account CoreBuilder® Shares - Series CP

Notes to portfolio of investments—May 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$151,486,960	$0	$151,486,960
Asset-backed securities	0	181,568,924	292,845	181,861,769
Common stocks
Financials	0	0	0	0
Corporate bonds and notes	0	139,252,367	0	139,252,367
Foreign corporate bonds and notes	0	53,639,606	0	53,639,606
Foreign government bonds	0	46,225,264	0	46,225,264
Investment companies	3,355,800	0	0	3,355,800
Loans	0	3,358,166	0	3,358,166
Non-agency mortgage-backed securities	0	82,297,545	0	82,297,545
U.S. Treasury securities	190,855,462	0	0	190,855,462
Yankee corporate bonds and notes	0	72,233,352	0	72,233,352
Yankee government bonds	0	13,430,094	0	13,430,094
Short-term investments
Investment companies	32,402,767	0	0	32,402,767
U.S. Treasury securities	35,939,537	0	0	35,939,537
	262,553,566	743,492,278	292,845	1,006,338,689
Forward foreign currency contracts	0	404,508	0	404,508
Futures contracts	621,966	0	0	621,966
Total assets	$263,175,532	$743,896,786	$292,845	$1,007,365,163
Liabilities
Forward foreign currency contracts	$0	$3,926,132	$0	$3,926,132
Futures contracts	317,557	0	0	317,557
Total liabilities	$317,557	$3,926,132	$0	$4,243,689
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $3,038,000 was segregated as cash collateral for these open futures contracts. The Fund also had $3,400,000 segregated as cash collateral for open forward foreign currency contracts.
At May 31, 2025, the Fund had no material transfers into/out of Level 3.
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